Schedule of Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Beginning balance	¥ 1,432,566	¥ 1,500,920	¥ 1,309,962
Current year additions	63,496	59,096	287,018
Current year reversals	(637,484)	(127,450)	(96,060)
Ending balance	¥ 858,578	¥ 1,432,566	¥ 1,500,920